Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Options outstanding (in shares)	100	200	300
Average number of outstanding awards of unvested shares (in shares)	900	900	900
Net income	$ 147,217	$ 177,075	$ 195,184
Basic Earnings Per Share
Basic Earnings Per Share (in dollars per share)	$ 2.91	$ 3.33	$ 3.55
Diluted Earnings Per Share
Diluted Earnings Per Share (in dollars per share)	$ 2.90	$ 3.30	$ 3.50
Voting Common Stock
Basic Earnings Per Share
Weighted average number of common shares issued (in shares)	51,128	54,338	55,159
Weighted average number of common shares held as treasury stock (in shares)	(619)	(1,166)	(213)
Weighted average number of participating shares (in shares)	50,509	53,172	54,946
Basic Earnings Per Share (in dollars per share)	$ 2.91	$ 3.33	$ 3.55
Diluted Earnings Per Share
Weighted average number of common shares (in shares)	50,509	53,172	54,946
Net dilution impact related to options to purchase common shares (in shares)	55	118	223
Net dilution impact related to awards of unvested common shares (in shares)	286	369	576
Weighted average number of diluted common shares (in shares)	50,850	53,659	55,745
Diluted Earnings Per Share (in dollars per share)	$ 2.90	$ 3.30	$ 3.50